Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost and expenses by nature [abstract]
Purchases	$ 386,040,047	$ 600,657,759	$ 756,867,203
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	137,398,830	145,159,657	153,382,040
Net periodic cost of employee benefits	128,808,540	116,176,949	114,621,614
Personnel services	103,044,657	101,252,318	104,284,007
Conservation and maintenance	69,939,632	65,640,388	48,562,536
Exploration and Extraction Hydrocarbons Duty and taxes	43,593,642	67,106,181	88,145,519
Other operation costs and expenses	25,031,177	12,711,674	16,672,534
Unsuccessful wells	22,269,583	79,595,185	15,443,086
Raw materials and spare parts	18,381,313	22,729,422	16,850,075
Auxiliary services with third-parties	15,901,982	19,492,638	23,675,019
Other operation taxes and duties	12,180,579	12,764,473	12,248,474
Exploration expenses	6,732,689	10,942,558	13,048,078
Insurance	6,068,497	5,821,020	5,647,101
Integrated Contracts	5,275,946	9,947,983	8,015,606
Losses from fuels subtraction	4,279,542	4,644,846	39,439,107
Freight	3,426,079	3,197,421	3,525,843
Inventory variations	2,572,641	1,063,678	(62,237,591)
Total cost of sales and general expenses	$ 990,945,376	$ 1,275,588,157	$ 1,358,190,251